Schedule of loss from operations (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation of property, plant and equipment
– From continuing operations			£ 213	£ 1,089	£ 979
Depreciation of right of use asset
– From continuing operations			190	118	303
Amortisation of intangible assets – product and marketing rights
– From continuing operations				10	3
Impairment of intangible assets				12,369
Fees payable to the Company’s auditor for the audit of the parent Company			88	87	110
Fees payable to the Company’s subsidiary auditors for the audits of the subsidiary accounts			44	43	48
Fees payable to the Company’s auditor for:
– Other services				7	66
Fees payable to the Company’s previous auditor for the audit of the parent Company				15
Fees payable to the Company’s previous auditor for:
- Other services			41	171
Foreign exchange(gain)/loss			12	96	131
Profit/(Loss) on disposal of property, plant and equipment			(42)	(226)
Equity settled share-based payment*	£ 100	£ 37	£ 89	£ (404)	£ (34)